Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	December 31, 2012	June 30, 2013
Assets
Product Shipping & Trading S.A (g)	$-	$18
OOCAPE1 Holdings LLC (f)	147	-
Total Assets	$147	$18

Liabilities
Interchart Shipping Inc. (a)	$100	$228
Management and Directors Fees (b)	121	49
Maiden Voyage LLC (e)	41	76
OOCAPE1 Holdings LLC (f)	-	48
Total Liabilities	$262	$401

Statements of Operations	Six month period ended June 30,
	2012	2013
Commission on sale of vessel-Oceanbulk (d)	$(91)	$(90)
Voyage expenses-Interchart (a)	$(710)	$(397)
Executive directors consultancy fees (b)	$(228)	$(246)
Non-executive directors compensation (b)	$(67)	$(51)
Office rent - Combine Marine Ltd. (c)	$(19)	$(20)
Management fee income - Maiden Voyage LLC (e)	$-	$136
Management fee income - OOCAPE1 Holdings LLC (f)	$-	$136
Product Shipping & Trading S.A (g)	$-	$40